Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Effective income tax rate continuing operations	0.00%	0.00%
Current federal tax expense benefit	$ 0	$ 0
Current state and local tax expense benefit	0	0
Valuation allowance deferred tax asset change in amount	140,000
Deferred tax assets operating loss carryforwards not subject to expiration	399,300
Deferred tax assets operating loss carryforwards domestic	399,300
Deferred tax assets operating loss carryforwards state and local	$ 71,900
Amortization period foreign R&D costs	15 years
Amortization period R&D activities	5 years
Deferred tax liabilities deferred expense capitalized research and development costs	$ 40,300
Expiration Through 2040 [Member]
Income Taxes [Line Items]
Deferred tax assets operating loss carryforwards state and local	71,900
Domestic Country [Member] | Expiration Through 2040 [Member]
Income Taxes [Line Items]
Deferred tax assets tax credit carryforwards research	10,500
Federal [Member]
Income Taxes [Line Items]
Current federal tax expense benefit	0	0
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Current state and local tax expense benefit	0	$ 0
State and Local Jurisdiction [Member] | Expiration Through 2035 [Member]
Income Taxes [Line Items]
Deferred tax assets tax credit carryforwards research	$ 4,400